UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Master US LP
Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch            New York, NY          17th day of February, 2003
------------------------
[Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Vicuna Advisors LLC